Disaggregated Revenues (Tables)	12 Months Ended
Mar. 31, 2025
Disaggregated Revenues [Abstract]
Schedule of Breakdown of Revenues

Information for the Company’s breakdown of revenues by service type for the years ended March 31,2025, 2024 and 2023 are as follows:

	March 31,
Total revenues as of:	2025	2024	2023
IPO sponsorship services	$257,775	$2,872,152	$2,548,291
Underwriting and placing services	-	469,667	226,923
Referral services	1,594,619	-	-
General advisory services	1,648,747	594,872	486,794
Independent financial advisory services	98,910	145,949	57,696
Compliance advisory services	738,776	446,556	551,263
Total	$4,338,827	$4,529,196	$3,870,967